Jody M. Walker
Attorney At Law
7841 South Garfield Way
Tel: 303-850-7637          Centennial, CO 80122     Fax:  303-482-2731


May 5, 2008, 2008

Indira Lall
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:   Tri-Mark MFG, Inc.
      Registration Statement on Form S-1
      Filed March 5, 2008
      File No. 333-149546

Dear Ms. Lall:

Pursuant to your comment letter dated April 2, 2008, please note the following responses.

General

1. Please check the box for securities that will be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933.

The box has been checked.

2. Please revise to include a pro forma balance sheet that reflects the stockholders' deficit accounts as contributed capital of December 31, 2007 as a result of your termination of the Subchapter S election. In this regard, we assume any undistributed earnings or losses will be reclassified to paid-in capital in the pro forma disclosure pursuant to SAB Topic 4:B. If our understanding is not correct, please clarify.

Footnote 9 has been revised as follows:

Termination of Subchapter S Corporate Status
--------------------------------------------
The Company is in the process of terminating its Subchapter S election of the Internal Revenue Code.

Stock Split
-----------
On February 15, 2008, the Company held a special shareholder meeting and approved to increase the number of authorized common shares from 1,000 to 25,000,000, and also approved a forward stock split of 8,000 to 1 common shares.

After the termination of the Subchapter S, and the stock split on February 15, 2008, the retroactive stockholder's deficit section on the balance sheet would be affected as follows:

As of                                         2007      2006
Stockholders' Deficit
  Common stock, $0.0001 par value,
25,000,000 shares authorized;
  8,000 shares issued and outstanding
 for both years                            $      1    $      1
Paid-in capital                             (42,000)      8,549
                                           --------    --------
  Total Stockholders' Deficit              $(42,219)   $  8,550
                                           ========    ========

Cover Page of the Prospectus
3. Please highlight your cross-reference to the risk factors section by prominent type or in another manner. See Item 501(b)(5) of Regulation S-K.

The cross-reference to the risk factors section is in bold on the hard copy, as evidenced in the courtesy copies provided.

4. Please indicate whether there may be any extensions to the offering and, if so, the duration of such extensions.

The disclosure has been revised as follows:

The offering will commence on the effective date of this prospectus and will terminate on or before June 30, 2009, unless extended by us for an additional 90 days.

Prospectus Summary
5. Please indicate that Mr. Sytner currently owns and will continue to own sufficient shares to control the operations of the company.

The fact that Mr. Sytner currently owns and will continue to own sufficient shares to control the operations of the company has been disclosed.

6. Please focus the summary on the current business of the company. Please briefly explain operations since formation. Please identify the one company to whom you sold all of your products for the year ended December 31, 2007. If you have not sold jewelry to each of jewelry chain stores, discount stores, department stores, television home shopping networks and wholesalers, please delete the references to the businesses with which you have not yet sold your merchandise. You should make these revisions throughout the prospectus. Also disclosure that you have received a going concern opinion and state the amount of accumulated losses to date. Please revise the business section accordingly.

The summary has been revised as follows:

Operations
----------
Tri-Mark is a designer, marketer, and manufacturer of affordable branded jewelry in the United States. Since inception, we have been focusing on the expansion of our jewelry line and getting exhibit space in the major jewelry shows. We exhibited our jewelry line at the MJSA Expo in New York on April 13-15, 2008 and will be exhibiting our jewelry line at JCK in Las Vegas on May 31 - June 4, 2008.

We began production in early December 2007 and had sold our jewelry to one jewelry wholesaler, jewelry by HAV as of December
31, 2007. We currently have twelve wholesale customers and a major retail customer, Zale Corporation.

We offer a large selection of jewelry styles, consistent product quality, and prompt delivery of product orders. Our principal product line is a wide assortment of earrings, pendants, and rings. Our jewelry is targeted towards the middle market, which generally retails between $19.99 to $49.99. We offer over 2,000 styles of earrings, pendants, and rings.

We have an accumulated deficit of $(27,119) as of December 31, 2007. In their opinion on our financial statements as of and for the year ended December 31, 2007, our auditors have indicated that there is substantial doubt about our ability to continue as a going concern.

Risk Factors
7. Some of your risk factors appear to be generic because the information could apply to many companies in your industry or even in other industries. Please revise to specifically indicate how the stated risk currently applies to your company, or delete these risk factors:
   -  Adverse economic cycles and retail industry..., page 9
   -  Our quarterly results could fluctuate..., page 11
   -  Our insurance may not cover all of our future liabilities, page
11
   -  If we are unable to manage our growth effectively..., page 11

Please note that these are examples only. Please review your entire risk factor section and revise as necessary.

The risk factors have been deleted and the entire risk factor section reviewed and revised as necessary.

8. Please revise the caption of risk factor 1 to clarify that you have received a going concern opinion.

The caption of risk factor 1 has been revised to clarify that Tri-Mark has received a going concern opinion.

9. In risk factor 4, provide us with support for the statement that you are operating in a "rapidly developing market and industry."

The statement "rapidly developing market and industry" has been deleted.

10. Please remove mitigating language from your risk factors, such as the statements in risk factor 7 that "we believe that our lower-priced jewelry may sell better than higher-priced jewelry in a recessionary period" and in risk factor 8 indicating that "we attempt to stay abreast of emerging fashion preferences affecting the jewelry industry." Please revise the risk factors section to remove all mitigating language.

All mitigating language has been removed.

11. Revise Risk Factor 10 to clearly identify the customer you have referenced. Please state that this customer accounted for 100% of your sales for the year end December 31, 2007.

We currently have 13 customers. The risk factor has been deleted.

12. In your risk factor "We have only operated for a short period...", it may be more useful for the reader if you discuss whether the company is likely to generate revenues in the next 12 months. Please include this disclosure or advise us why no revision is necessary.

Upon further review, the risk factor has been deleted. The risk has already been covered in Risk Factor #1.

13. With respect to risk factor 16, please clarify where you currently outsource production or delete this risk factor.

This risk factor has been deleted.

Plan of Distribution
14. Please revise your disclosure to describe the selling efforts of your officers and directors. Discuss whether they intend to sell the shares to the public or to investors they have prior relationships with and discuss how they will conduct these selling efforts.

The disclosure has been revised as follows:

We will sell the common shares ourselves and do not plan to use underwriters or pay any commissions. We will be selling our common shares using our best efforts and no one has agreed to buy any of our common shares. This prospectus permits our officers and directors to sell the common shares directly to the public, with no commission or other remuneration payable to them for any common shares they may sell. There is no plan or arrangement to enter into any contracts or agreements to sell the common shares with a broker or dealer. Our officers and directors will sell the common shares and intend to offer them to friends, family members and business acquaintances. There is no minimum amount of common shares we must sell so no money raised from the sale of our common shares will go into escrow, trust or another similar arrangement.

Business Operations
15. Please thoroughly revise and expand this section to better describe your business. As examples only, and not an exhaustive list, please address the following:

   - You state that your primary competitive advantage is your manufacturing method. Please provide more detail on how your manufacturing method allows you to substantially reduce costs and provides better quality.

The disclosure has been revised to provide more detail on the manufacturing method.

   - Your current disclosure does not provide a clear description of your business model detailing how your business operates. Please provide more detail on your business model that would better inform investors of your order and delivery processes.

A breakdown of the business model has been provided.

16. Provide us with support for the statement that you are a high-volume manufacturer given your limited sales to date.

The statement has been removed for accuracy.

17. Disclose that you have received a going concern opinion on your financial statements and discuss your plans as to the matters that raise substantial doubt about your ability to continue as a going concern.

The disclosure has been expanded as follows:

Going Concern
-------------
Our financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. In the near term, Tri-Mark expects operating costs to continue to exceed funds generated from operations. As a result, we expect to continue to incur operating losses and may have insufficient funds to grow its business iin the near future. We can give no assurance that it will achieve profitability or be capable of sustaining profitable operations. As a result, operations in the near future are expected to continue to use working capital.

We are actively increasing marketing efforts to increase revenues. The ability of Tri-Mark to continue as a going concern is dependent on its ability to meet our financing arrangement and the success of our future operations.

18. You state that you can create specifically designed products in response to requests or pictures that your customers submit. Please expand your disclosure to discuss whether you currently create custom products and the percentage of total revenue or sales contributed by such products.

The disclosure has been expanded as follows:

  - Additionally, we can create specially designed products in response to requests or pictures submitted to us by customers. This variety and flexibility allows us to meet a wide variety of our customers' jewelry needs. Currently, specifically designed products constitute approximately 2% of our business.

19. You state that you plan to focus your efforts on increasing your customer base through selective acquisitions. Please describe further your expansion plans by discussing the costs of these proposed acquisitions, how you will be able to fund them and whether you have identified any potential targets.

Disclosure regarding these efforts has been deleted as it is not foreseen in the next 18-24 months.

20. You state that you obtain proprietary protection for your products and designs. Please expand your disclosure to discuss how you obtain proprietary protection for your products and designs given that you do not have any patents, trademarks or licenses.

We are in the process of obtaining copyrights to our new product line.

21. You state that you have a contract with a major television shopping network. Please disclose the name of the television network and file the contract as an exhibit to the registration statement.

The disclosure has been deleted for accuracy.

22. Please revise this section so it describes your current circumstances. Any change from your present situation should be accompanied by a discussion of the cost and the time involved to realize the improvement. Descriptions of your proposed expansion, manufacturing and marketing plans should be accompanied by an explanation of how you will achieve your plans in enough detail so that investors can make a judgment about how viable your business plan is. Please clarify whether you have engaged in all of the marketing efforts to date. If not, remove the marketing efforts that are not applicable.

All disclosure has been revised so that it describes the current circumstances of Tri-Mark.

23. Please describe the duties of the independent contractors. In addition, please discuss what actions you have taken to date to retain contractors or to determine their availability to the company.
Further, please include a risk factor discussing your limited operational ability in this regard.

The disclosure has been revised to discuss the various types of independent contractors. No risk factor has been added.

Reports to Security Holders
24. Please revise the information to reflect the change in the address of the Securities and Exchange Commission to 100 F Street N.E.,
Washington, D.C. 20549. Please also make this change in the section titled "Where You Can Find More Information."

The disclosure has been revised.

Determination of Offering Price
25. Please disclose the factors you considered to arrive at the $1.00 per share offering price. See Item 505 of Regulation S-K.

It has been previously disclosed that the price was arbitrarily determined without regard to book or market value.

Management's Discussion and Analysis of Financial Condition and Results of Operations
26. Please revise this section to provide a balanced, executive-level discussion of the most important matters on which you focus in evaluating your financial condition and operating performance. In this regard, please expand this section to discuss known material trends, demands, commitments, events, or uncertainties that will have, or are reasonably likely to have, a material impact on your financial condition, operating performance, revenues, and/or income, or results in your liquidity decreasing or increasing in any material way. Please provide additional information about the quality and variability of your earnings and cash flows so that investors can ascertain the likelihood of the extent past performance is indicative of future performance. Please discuss whether you expect your financial position to remain at its current level or to increase or decrease. Also, you should consider discussing the impact of any changes to your earnings. Further please provide in reasonable detail:
   -  economic or industry-wise factors relevant to your company, and
   - material opportunities, challenges, and risks in the short and long term and the actions you are taking to address them.

See SEC release no. 33-8350.

The disclosure has been revised.

27. In your plan of operations, discuss the business activities you will undertake based upon raising funds at the levels you discussed in the use of proceeds. Also, discuss the anticipated timing for expenditures.

The disclosure has been corrected.

28. The net loss you disclose in the discussion of the results of operations for the year ended December 31, 2007 does not agree with net loss stated in the statement of operations for the year ended December 31, 2007. Please revise or advise.

The disclosure has been corrected.

29. Please discuss the nature of your provision for taxes of $800. In this regard, there is little disclosure of income taxes in your financial statements. Please consider the disclosure requirements of paragraphs 43-49 of SFAS 109 to the extent applicable.

Footnote 6 has been added in the financial statements.

Provision of income tax consists of a minimum state franchise tax of $800 and $100 for the year ended December 31, 2007 and 2006, respectively.

Liquidity and Capital Resources
30. Please clarify and expand on your statement on page 30 of your intent to secure a market share in the livestock and inanimate identification industry. It is unclear what you are trying to communicate.

The language has been revised for clarity.

Directors, Executive Officers and Control Persons
31. Please provide a discussion of each officer's and director's business background for the past five years without including superfluous descriptions, such as "(t)hese designs can be found in major retailers, "the increase in the percentage of profits at Rockwell Salvage, the increase in sales at F.W. Wookworth, the $9 billion modernization initiative and the $3 billion retail chain. Also clarify the capacity in which Ms. Soumekh worked with each of the companies listed during the period of 1994 to 2004.

The disclosure has been revised.

Executive Compensation
32. We note that you have currently provided an incomplete summary compensation table and you have not provided the table currently required by the rules. Please provide the complete table required by
Item 402(n)(1) of Regulation S-K.

The current required table has been included.

Related Party Loan
33. Disclosure whether the transactions and agreements with related persons were comparable to terms you could have obtained from unaffiliated third persons. Also, if written, please file all related party contracts as exhibits.

The disclosure has been revised as follows.

Related Party Loan
------------------
At December 31, 2007 and 2006, Barry Sytner, an officer and director made loans to Tri-mark in the amounts of $130,971 and $1,450, respectively. No interest is being accrued and there is no formal repayment plan. Mr. Sytner is our chief executive officer and majority shareholder. Management is of the opinion that the advances were comparable to terms we could have obtained from unaffiliated third persons. Mr. Sytner did not provide any non-cash contributions


34. Please disclose the terms of the loan you describe in this section and when it has to be repaid. Also disclose that the officer/shareholder is your president and majority shareholder.

See response above.

35.  Disclose whether the officer provided any non-cash contributions.

See response above.

Shares Eligible for Future Sale
36. We note your disclosure that upon the effectiveness of this registration statement and subsequent exercise of warrants, up to an additional 9,591,251 common shares may be eligible for immediate resale in the public market. Please revise your disclosure to include information with respect to the warrants. Please file the warrant agreement as an exhibit to the registration statement.

The disclosure has been deleted for accuracy.

Financial Statements
37. Please tell us in detail your consideration of the applicability of the financial accounting and reporting requirements in SFAS 7 with respect to development stage enterprises. In this regard it appears your planned principal operations have commenced but there has been no significant revenue there from. See paragraphs 8-9 of SFAS 7. We may have further comment.

The disclosure has been revised to indicate that Tri-Mark is a development stage enterprise.

38. Please revise to give retroactive effect and disclosure of the change in capital structure resulting from the stock split that occurred on February 15, 2008 noted on page 34 under the caption Common Shares. Refer to paragraph 54 of SFAS 128, paragraph 4 of SFAS 129 and SAB Topic 4:D.

Note 9 - Subsequent Events has been revised as follows:

Termination of Subchapter S Corporate Status
--------------------------------------------
The Company is in the process of terminating its Subchapter S election of the Internal Revenue Code.

Stock Split
-----------
On February 15, 2008, the Company held a special shareholder meeting and approved to increase the number of authorized common shares from 1,000 to 25,000,000, and also approved a forward stock split of 8,000 to 1 common shares.

After the termination of the Subchapter S, and the stock split on February 15, 2008, the retroactive stockholder's deficit section on the balance sheet would be affected as follows:

As of                                         2007      2006
Stockholders' Deficit
  Common stock, $0.0001 par value,
25,000,000 shares authorized;
  8,000 shares issued and outstanding
 for both years                            $      1    $      1
Paid-in capital                             (42,000)      8,549
                                           --------    --------
  Total Stockholders' Deficit              $(42,219)   $  8,550
                                           ========    ========

Independent Auditors' Report
39. Please have your independent auditor review the spelling of their name in their electronic signature.

The electronic signature of the auditor has been revised for accuracy.

Note 1 - Nature of Business and Summary of Significant Accounting
Policies
40. There appears to be a typographical error in the fifth full paragraph on page 45. Please carefully review the document to ensure any such errors are corrected.

The typographical error has been corrected.

Note 2 - Going Concern
41. This note contains an adequate disclosure of the registrant's financial difficulties. It is however lacking in appropriate and prominent disclosure of the registrant's viable plan(s) to overcome these difficulties. Please refer to Section 607.02 of the Financial Reporting Codification.

The note has been revised as follows:

NOTE 2 - GOING CONCERN
The Company has incurred substantial losses and has no revenue. Those matters raise substantial doubt about the Company's ability to continue as a going concern. Management of the Company is developing a plan to commence its operations by obtaining an infusion of capital through either public or private investment. The ability of the Company to continue as a going concern is dependent on its managements successful planning for its operations and successful capital infusion.

The ability of the Company to continue as a going concern is dependent on its ability to meet its financial arrangement and the success of its future operations. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Note 4 - Notes Payable to Related Parties
42. Please disclose the terms and the manner of settlement of the notes payable. Refer to paragraph 2.d of SFAS 57.

The note has been revised as follows:

NOTE 3 - NOTE PAYABLE TO RELATED PARTIES

Note Payable to related parties at December 31, 2007, and 2006 consists of loans from the CEO of the Company in the amounts of $130,171 and $1,450, respectively. The note is due on demand and has no interest provisions.

43.  Please note the updating requirements of Rule 8-08 of Regulation
S-X.

Noted.

Undertakings
44. Furnish the information required by Item 512(a)(5) of Regulation S-K, as applicable.

The required information has been provided.

Signatures.
45. The date that appears in the signatures section of the registration statement is February 25, 2008. However, the registration statement was filed on March 5, 2008. Please revise the date in the signatures section to match the filing date.

The date has been revised to match the filing date.

45. The registration statement must be signed by the principal financial officer and controller or principal accounting officer. See Instruction 1 to Signatures to Form S-1

All required signatures have been provided.

Exhibits
47. We note that your articles of incorporation state that you have the authority to issue 1,000 shares. However, you state that you have 8,000,000 shares of common stock outstanding. Please revise or advise.

The appropriate amendment has been filed as an exhibit to this amendment.

Very truly yours,

/s/Jody M. Walker
------------------
Jody M. Walker